Loss Per Share (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Increase in valuation allowance	$ 10,265,807
Net operating loss carryforwards	173,229,125
Expires Between Two Thousand Thirty Five And Two Thousand Thirty Seven [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net operating loss carryforwards	22,050,149
No Expiration [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net operating loss carryforwards	$ 151,178,976
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive, shares	10,456	17,283
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive, shares	23,417	191,622
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive, shares	24,415	193,465
Earn Out Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive, shares	250,000	86,301
Unit Purchase Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive, shares	87,500	30,206
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive, shares		100,639